Construction Contracts - Summary of Gross Amount of Assets and Liabilities for Contract and Accumulated Earned Revenue, Expense and Others (Details) - KRW (₩) ₩ in Millions		Dec. 31, 2022	Dec. 31, 2021
Accumulated earned revenue, expense and others
Accumulated earned revenue		₩ 22,507,004	₩ 22,051,129
Accumulated expense		21,666,552	20,967,097
Accumulated profit		840,452	1,084,032
Unearned advance receipts		29,877	23,238
Construction Contract Assets and Liabilities [Abstract]
Assets	[1]	118,983	82,306
Liabilities	[2]	₩ 120,952	₩ 5,330

[1]	Included in trade and other receivables, net, in the consolidated statements of financial position. The balance of trade receivables from construction contracts are ￦57,639 million and ￦85,757 million, as of December 31, 2021 and 2022, respectively.
[2]	Included in non-financial liabilities as advance received in the consolidated statements of financial position. The revenue recognized on December 31, 2022 from the amounts included in contract liabilities at the end of the prior year is ￦5,051 million.